John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com

Name : Nicholas J. Kolokithas
Title: Assistant Vice President and Senior Counsel
December 30, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Funds III (the “Trust”), on behalf of John Hancock Disciplined Value Mid Cap Fund and John Hancock Small Company Fund (the “Funds”) File Nos. 333-125838; 811-21777
     CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectuses and statements of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statements of Additional Information, each dated December 31, 2010, contained in Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 31 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on December 23, 2010.
Sincerely,

/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas
Assistant Secretary John Hancock Funds III